Organization and business overview (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	May 05, 2023
Common Stock, dividends, declared	$ 0	$ 0
Common Class A [Member]
Common Stock, Shares, Issued	17,339,871	12,571,044
Common Class B [Member]
Common Stock, Shares, Issued	3,542,400	3,542,400
Common Class B [Member] | Zou Junming Terence [Member]
Common Stock, Shares, Issued			176,640.8
Ryde Technologies Pte. Ltd. [Member]
Equity Method Investment, Ownership Percentage	99.26%		99.26%
Common Stock, Shares, Issued			4,503,985
Ryde Technologies Pte. Ltd. [Member] | Common Class A [Member]
Common Stock, Shares, Issued			3,263,666
Ryde Technologies Pte. Ltd. [Member] | Common Class B [Member]
Common Stock, Shares, Issued			1,240,319